Note 5 - Acquisitions (Details) - Pro Forma Information for VAG and VPP (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Acquisitions (Details) - Pro Forma Information for VAG and VPP [Line Items]
As reported	$ 12,609	$ 7,343	$ 8,928
As reported	(57,201)	(83,169)	(16,470)
As reported	(65,171)	(158,232)	(402,562)
Acquisition of VAG and VPP [Member]
Note 5 - Acquisitions (Details) - Pro Forma Information for VAG and VPP [Line Items]
As reported		7,343	8,928
Revenues		11,938	13,420
As reported		(83,169)	(16,470)
Operating Loss		(85,409)	(20,216)
As reported		(158,232)	(402,562)
Net loss applicable to common shareholders		(160,468)	(406,308)
As reported (in Dollars per share)		$ (297,989)	$ (2,795,569)
Net loss per share applicable to common shareholders (in Dollars per share)		$ (302,200)	$ (2,821,583)
Depreciation Expense		452	483
Depletion Expense		57	95
Interest Expense		1,017	1,266
Viking Acquisition Group LLC [Member]
Note 5 - Acquisitions (Details) - Pro Forma Information for VAG and VPP [Line Items]
Revenues		7,984	9,311
Operating Loss		(82,818)	(17,084)
Net loss applicable to common shareholders		(157,881)	(403,176)
Net loss per share applicable to common shareholders (in Dollars per share)		$ (297,328)	$ (2,799,835)
Viking Prep Plant LLC [Member]
Note 5 - Acquisitions (Details) - Pro Forma Information for VAG and VPP [Line Items]
Revenues		11,297	13,037
Operating Loss		(83,723)	(17,069)
Net loss applicable to common shareholders		$ (158,786)	$ (403,161)
Net loss per share applicable to common shareholders (in Dollars per share)		$ (299,032)	$ (2,799,731)